CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 10,655	$ 23,128	$ (59,554)	$ (7,859)	$ 153	$ (33,477)
Beginning Balance, shares at Dec. 31, 2016	21,000,000
Non controlling interest in subsidiaries
Net profit (loss)			1,154			1,154
Translation adjustment				608		608
Ending Balance at Jun. 30, 2017	$ 10,655	23,128	(58,400)	(7,251)	153	(31,715)
Ending Balance, shares at Jun. 30, 2017	21,000,000
Non controlling interest in subsidiaries
Net profit (loss)			4,666		(50)	4,616
Translation adjustment				337	20	357
Ending Balance at Dec. 31, 2017	$ 10,655	23,128	(53,734)	(6,914)	123	$ (26,742)
Ending Balance, shares at Dec. 31, 2017	21,000,000					21,000,000
Issuance of common stock	$ 1,852	358				$ 2,210
Issuance of common stock, shares	3,350,000
Non controlling interest in subsidiaries					(123)	(123)
Net profit (loss)			(1,665)			(1,665)
Translation adjustment				114		114
Ending Balance at Jun. 30, 2018	$ 12,507	$ 23,486	$ (55,399)	$ (6,800)		$ (26,206)
Ending Balance, shares at Jun. 30, 2018	24,350,000					24,350,000